CoinShares Bitcoin and Ether ETF
Schedule of Investments
June 30, 2025 (Unaudited)

SHORT-TERM INVESTMENTS - 115.5%	Par/Shares	Value
Money Market Funds - 68.6%
First American Treasury Obligations Fund - Class X, 4.23% (a)(b)	21,885,310	$21,885,310

U.S. Treasury Bills - 46.9%
4.32%, 07/31/2025 (c)(d)	$15,000,000	14,948,078
TOTAL SHORT-TERM INVESTMENTS (Cost $36,833,060)		36,833,388

TOTAL INVESTMENTS - 115.5% (Cost $36,833,060)		36,833,388
Liabilities in Excess of Other Assets - (15.5)%(e)		(4,940,261)
TOTAL NET ASSETS - 100.0%		$31,893,127
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	The rate disclosed is the annualized discount rate as of June 30, 2025.
(d)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. At June 30, 2025, the value of securities pledged amounted to $15,243,750.
(e)	Includes assets and deposits with broker pledged as collateral for derivative contracts. At June 30, 2025, the value of these assets totals $10,097,719.

	CoinShares Bitcoin and Ether ETF
	Schedule of Futures Contracts
	June 30, 2025 (Unaudited)

				Value
Description	Contracts Purchased	Expiration Date	Notional Value	Unrealized Appreciation	Unrealized Depreciation
CME Bitcoin Futures	29	July-25	$15,694,075	$63,913	$(14,229)
CME Ether Futures	127	July-25	16,078,200	504,208	-
			$31,772,275	$568,121	$(14,229)

CoinShares Bitcoin and Ether ETF
Schedule of Reverse Repurchase Agreements
June 30, 2025 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
StoneX Financial, Inc.	6.00%	6/27/2025	7/01/2025	$(15,243,750)	$(15,000,000)
				$(15,243,750)	$(15,000,000)

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

CoinShares Bitcoin and Ether ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Money Market Funds	$21,885,310	$–	$–	$21,885,310
U.S. Treasury Bills	–	14,948,078	–	14,948,078
Total Investments	$21,885,310	$14,948,078	$–	$36,833,388

Other Financial Instruments:
Futures Contracts*	$553,892	$–	$–	$553,892
Total Other Financial Instruments	$553,892	$–	$–	$553,892

Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements	$–	$(15,243,750)	$–	$(15,243,750)
Total Other Financial Instruments	$–	$(15,243,750)	$–	$(15,243,750)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of June 30, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.